UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Institutional
Short-Intermediate Government Fund

August 31, 2009

1.805749.105

ISIG-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 81.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 16.7%
Fannie Mae:
1.375% 4/28/11	$ 15,600,000	$ 15,715,346
1.75% 8/10/12	3,954,000	3,956,088
2.5% 5/15/14	5,006,000	4,978,342
2.75% 3/13/14	7,100,000	7,180,656
3% 7/12/10	1,875,000	1,915,671
4.75% 11/19/12	2,500,000	2,728,125
5% 2/16/12	2,110,000	2,288,031
6% 5/15/11	4,335,000	4,702,907
Federal Home Loan Bank 3.625% 10/18/13	13,230,000	13,871,999
Freddie Mac:
1.625% 4/26/11	3,134,000	3,170,580
1.75% 6/15/12	25,838,000	25,862,223
2.125% 3/23/12	3,192,000	3,238,638
2.5% 4/23/14	2,610,000	2,601,982
4.875% 11/15/13	250,000	274,766
6.875% 9/15/10	5,700,000	6,074,063
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	1,639,880	1,755,885
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	555,768	593,282
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		100,908,584
U.S. Treasury Obligations - 55.9%
U.S. Treasury Notes:
0.875% 2/28/11	6,711,000	6,729,610
0.875% 3/31/11	8,180,000	8,198,217
1% 8/31/11	39,996,000	40,011,633
1.125% 1/15/12	5,732,000	5,719,011
1.375% 2/15/12	27,286,000	27,360,600
1.375% 4/15/12	29,050,000	29,097,671
1.5% 10/31/10	14,271,000	14,437,129
1.5% 12/31/13	1,403,000	1,367,487
1.75% 11/15/11	1,789,000	1,813,459
1.75% 8/15/12	12,864,000	12,965,510
1.875% 6/15/12 (b)	28,895,000	29,271,993
1.875% 2/28/14	995,000	981,241
1.875% 4/30/14	25,188,000	24,749,175
2% 11/30/13	5,577,000	5,560,007
2.25% 5/31/14	8,025,000	8,005,563
2.375% 8/31/14	3,027,000	3,024,872
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 6/30/14	$ 2,353,000	$ 2,383,700
2.625% 4/30/16	10,073,000	9,869,183
2.75% 2/28/13	12,669,000	13,124,299
2.75% 10/31/13	25,475,000	26,191,484
2.875% 1/31/13	28,600,000	29,761,875
3.125% 8/31/13	8,417,000	8,791,161
3.125% 9/30/13	3,970,000	4,145,240
3.375% 6/30/13	10,561,000	11,153,409
4.5% 9/30/11	1,000,000	1,070,938
4.625% 7/31/12	608,000	663,575
4.75% 5/31/12	4,500,000	4,910,625
4.875% 7/31/11	6,000,000	6,449,298
TOTAL U.S. TREASURY OBLIGATIONS		337,807,965
Other Government Related - 9.1%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (c)	577,000	583,193
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (c)	320,000	321,839
1.875% 5/7/12 (FDIC Guaranteed) (c)	12,500,000	12,535,300
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (c)	5,000,000	5,043,175
2.125% 7/12/12 (FDIC Guaranteed) (c)	934,000	941,860
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (c)	12,000,000	12,163,452
2.625% 12/28/12 (FDIC Guaranteed) (c)	1,702,000	1,740,874
JPMorgan Chase & Co.:
1.65% 2/23/11 (FDIC Guaranteed) (c)	2,140,000	2,166,065
1.902% 12/26/12 (FDIC Guaranteed) (c)	7,000,000	7,070,728
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (c)	11,696,000	12,176,191
TOTAL OTHER GOVERNMENT RELATED		54,742,677
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $488,742,090)		493,459,226
U.S. Government Agency - Mortgage Securities - 12.7%
	Principal Amount	Value
Fannie Mae - 7.0%
2.805% 7/1/35 (e)	$ 84,422	$ 86,665
3.206% 4/1/36 (e)	328,492	335,440
3.281% 10/1/33 (e)	21,792	22,181
3.283% 3/1/35 (e)	18,306	18,710
3.289% 4/1/33 (e)	280,701	285,349
3.321% 9/1/34 (e)	225,247	231,652
3.334% 4/1/36 (e)	70,265	71,714
3.572% 2/1/33 (e)	29,878	30,407
3.613% 5/1/35 (e)	2,588,424	2,639,068
3.668% 7/1/35 (e)	12,259	12,484
3.697% 7/1/35 (e)	114,128	117,799
3.818% 5/1/34 (e)	232,860	240,553
3.828% 7/1/35 (e)	694,497	712,407
4% 9/1/13 to 6/1/24	1,136,913	1,151,241
4.046% 3/1/35 (e)	5,780	5,901
4.209% 11/1/36 (e)	160,808	166,552
4.22% 7/1/36 (e)	100,868	103,489
4.25% 7/1/34 (e)	14,318	14,745
4.263% 8/1/35 (e)	529,799	543,605
4.275% 6/1/36 (e)	26,937	27,957
4.284% 7/1/33 (e)	4,112,774	4,259,583
4.299% 3/1/33 (e)	18,286	18,846
4.344% 3/1/34 (e)	166,075	171,100
4.425% 3/1/35 (e)	61,536	63,378
4.44% 2/1/35 (e)	1,193,030	1,231,407
4.456% 10/1/35 (e)	49,219	50,456
4.534% 10/1/33 (e)	25,125	25,705
4.539% 11/1/33 (e)	58,511	61,350
4.585% 8/1/35 (e)	348,992	366,293
4.593% 10/1/35 (e)	495,421	508,628
4.597% 7/1/35 (e)	495,656	513,973
4.643% 7/1/35 (e)	30,727	31,851
4.649% 11/1/35 (e)	585,128	604,969
4.666% 11/1/36 (e)	156,905	162,985
4.717% 11/1/35 (e)	185,814	194,078
4.727% 9/1/35 (e)	186,386	194,133
4.735% 2/1/36 (e)	372,085	384,662
4.744% 2/1/34 (e)	7,333	7,591
4.777% 3/1/33 (e)	68,633	70,464
4.786% 7/1/35 (e)	144,370	149,308
4.823% 4/1/36 (e)	176,153	184,989
4.862% 1/1/35 (e)	104,234	106,857
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.895% 2/1/36 (e)	$ 423,767	$ 438,125
4.925% 7/1/35 (e)	328,656	338,425
4.993% 2/1/34 (e)	206,797	214,596
4.996% 4/1/35 (e)	314,963	324,645
4.999% 12/1/32 (e)	193,976	198,999
5% 2/1/16	18,730	19,676
5% 9/1/24 (d)	3,000,000	3,125,595
5.006% 10/1/35 (e)	197,971	204,650
5.126% 10/1/35 (e)	940,224	974,564
5.128% 7/1/35 (e)	177,196	182,188
5.185% 3/1/35 (e)	20,278	20,766
5.27% 2/1/37 (e)	711,930	736,625
5.301% 12/1/34 (e)	42,032	42,903
5.302% 12/1/32 (e)	70,692	72,959
5.366% 2/1/37 (e)	434,133	448,392
5.498% 6/1/47 (e)	79,028	81,812
5.5% 12/1/13 to 11/1/16	399,525	422,497
5.5% 9/1/24 (d)	3,000,000	3,155,787
5.5% 9/17/24 (d)	1,000,000	1,051,929
5.518% 4/1/36 (e)	4,095,891	4,322,922
5.608% 4/1/36 (e)	428,263	451,425
5.633% 2/1/36 (e)	106,809	112,026
5.731% 9/1/36 (e)	170,558	177,152
5.773% 3/1/36 (e)	787,725	825,198
5.863% 5/1/36 (e)	100,034	106,138
5.883% 12/1/36 (e)	158,800	168,335
5.99% 4/1/36 (e)	1,675,462	1,772,325
6% 5/1/12 to 3/1/22	3,788,969	4,046,636
6.106% 4/1/36 (e)	153,506	162,380
6.22% 3/1/37 (e)	59,359	63,032
6.5% 6/1/15 to 7/1/32	357,175	383,196
7% 6/1/12 to 11/1/14	159,838	168,637
7.47% 12/1/32 (e)	951,888	989,604
9% 2/1/13 to 8/1/21	97,011	106,658
9.5% 11/1/21	457	511
10.5% 8/1/20	13,084	15,368
11% 11/1/10 to 9/1/14	22,353	23,157
11.5% 11/1/15 to 7/15/19	66,988	74,598
12% 4/1/15	10,641	12,381
12.5% 3/1/16	1,040	1,208
		42,218,545
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 5.7%
2.731% 4/1/34 (e)	$ 463,159	$ 474,323
2.877% 6/1/33 (e)	131,175	133,831
2.997% 5/1/35 (e)	274,410	281,485
3.156% 2/1/34 (e)	37,554	38,376
3.316% 7/1/33 (e)	2,666,092	2,722,572
3.478% 3/1/35 (e)	103,436	106,299
3.822% 12/1/33 (e)	267,107	274,325
3.852% 9/1/36 (e)	119,994	123,531
3.98% 7/1/35 (e)	167,822	173,094
4% 9/1/24 (d)	500,000	504,144
4.035% 6/1/35 (e)	96,133	99,863
4.25% 4/1/35 (e)	336,653	351,087
4.5% 5/1/35 (e)	194,253	200,129
4.527% 5/1/38 (e)	6,646,075	6,897,104
4.678% 10/1/35 (e)	188,222	194,912
4.707% 11/1/35 (e)	162,879	167,694
4.726% 3/1/35 (e)	100,939	102,934
4.793% 2/1/36 (e)	42,394	44,137
4.836% 9/1/35 (e)	4,701,954	4,875,740
4.845% 1/1/35 (e)	350,303	363,519
4.98% 10/1/36 (e)	172,266	179,530
4.995% 7/1/35 (e)	641,496	659,435
5% 9/1/35	9,534	9,827
5.099% 4/1/35 (e)	2,654,943	2,736,863
5.109% 7/1/35 (e)	124,027	127,944
5.251% 2/1/36 (e)	17,447	18,298
5.31% 3/1/33 (e)	5,393	5,559
5.446% 3/1/37 (e)	60,426	62,253
5.479% 4/1/37 (e)	62,234	64,366
5.5% 8/1/14 to 11/1/20	2,251,705	2,396,786
5.522% 1/1/36 (e)	197,275	206,822
5.524% 1/1/36 (e)	155,226	162,693
5.606% 3/1/36 (e)	636,639	666,889
5.669% 10/1/35 (e)	43,694	46,220
5.736% 5/1/37 (e)	773,455	807,061
5.737% 5/1/37 (e)	119,842	124,022
5.778% 3/1/37 (e)	310,157	315,882
5.779% 5/1/37 (e)	435,824	453,885
5.787% 4/1/37 (e)	329,605	339,504
5.823% 6/1/37 (e)	251,839	261,530
5.846% 5/1/37 (e)	59,498	61,754
5.95% 4/1/36 (e)	1,241,594	1,310,957
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6% 11/1/16 to 2/1/19	$ 1,146,271	$ 1,229,046
6.04% 12/1/36 (e)	766,378	790,947
6.079% 6/1/36 (e)	207,768	217,890
6.137% 12/1/36 (e)	232,128	244,808
6.141% 2/1/37 (e)	102,512	107,154
6.204% 8/1/36 (e)	1,399,507	1,469,008
6.22% 7/1/36 (e)	110,850	116,433
6.419% 6/1/37 (e)	34,333	36,391
6.5% 12/1/21	315,052	338,192
6.651% 8/1/37 (e)	221,456	235,159
7.347% 4/1/37 (e)	15,250	16,194
7.5% 11/1/12	51,279	54,038
9% 10/1/16 to 12/1/18	36,063	39,907
9.5% 2/1/17 to 12/1/22	89,998	99,850
10% 6/1/18 to 6/1/20	6,050	7,012
10.5% 9/1/20	165	195
11.5% 10/1/15	3,363	3,818
12% 10/1/13 to 11/1/19	11,710	13,264
12.25% 11/1/14	14,221	15,965
12.5% 8/1/10 to 6/1/19	49,303	55,706
		34,238,156
Government National Mortgage Association - 0.0%
8% 11/15/09 to 12/15/23	152,437	167,885
8.5% 5/15/16 to 3/15/17	34,702	38,334
10.5% 1/15/16 to 1/15/18	33,941	38,812
11% 10/20/13	1,198	1,335
		246,366
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $74,415,400)		76,703,067
Collateralized Mortgage Obligations - 3.7%

U.S. Government Agency - 3.7%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.12% 4/25/24 (e)	1,070,522	887,192
Series 2007-95 Class A1, 0.5156% 8/27/36 (e)	290,166	268,041
sequential payer Series 1999-25 Class Z, 6% 6/25/29	1,990,270	2,128,175
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2456% 8/25/31 (e)	$ 251,632	$ 254,254
Series 2002-49 Class FB, 0.8725% 11/18/31 (e)	394,474	393,368
Series 2002-60 Class FV, 1.2656% 4/25/32 (e)	87,593	88,554
Series 2002-74 Class FV, 0.7156% 11/25/32 (e)	1,017,830	1,015,734
Series 2002-75 Class FA, 1.2656% 11/25/32 (e)	179,432	181,402
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	473,200	502,765
Series 2002-9 Class PC, 6% 3/25/17	699,479	748,629
Series 2003-85 Class GD, 4.5% 9/25/18	395,000	415,933
Series 2004-81 Class KC, 4.5% 4/25/17	287,866	297,961
Series 2005-52 Class PB, 6.5% 12/25/34	503,587	541,530
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	109,546	117,062
Series 2002-57 Class BD, 5.5% 9/25/17	115,022	122,464
Series 2004-95 Class AN, 5.5% 1/25/25	336,002	358,660
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 1.2728% 3/15/32 (e)	393,108	397,489
Series 2526 Class FC, 0.6728% 11/15/32 (e)	212,833	211,462
Series 2530 Class FE, 0.8728% 2/15/32 (e)	222,437	222,397
Series 2630 Class FL, 0.7728% 6/15/18 (e)	24,979	25,073
Series 2925 Class CQ, 0% 1/15/35 (e)	79,331	71,535
Series 3344 Class FT, 0.6228% 7/15/34 (e)	6,595,297	6,514,410
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	116,109	123,573
Series 2363 Class PF, 6% 9/15/16	153,016	162,728
Series 2376 Class JE, 5.5% 11/15/16	123,426	131,551
Series 2381 Class OG, 5.5% 11/15/16	91,266	97,469
Series 2425 Class JH, 6% 3/15/17	160,835	172,475
Series 2628 Class OE, 4.5% 6/15/18	335,000	354,542
Series 2695 Class DG, 4% 10/15/18	805,000	821,901
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	833,815	889,998
Series 2570 Class CU, 4.5% 7/15/17	55,736	57,733
Series 2572 Class HK, 4% 2/15/17	71,870	73,650
Series 2617 Class GW, 3.5% 6/15/16	59,344	59,229
Series 2672 Class HA, 4% 9/15/16	599,646	618,752
Series 2729 Class GB, 5% 1/15/19	545,000	579,696
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2860 Class CP, 4% 10/15/17	$ 51,656	$ 52,891
Series 3013 Class VJ, 5% 1/15/14	755,253	795,583
Series 2564 Class BQ, 5.5% 10/15/17	1,700,414	1,799,642
Series 2975 Class NA, 5% 7/15/23	61,515	61,566
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,218,574)		22,617,069
Cash Equivalents - 6.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 12,330,069	12,330,000
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (a)	28,980,169	28,980,000
TOTAL CASH EQUIVALENTS (Cost $41,310,000)		41,310,000
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $626,686,064)		634,089,362
NET OTHER ASSETS - (4.9)%		(29,873,947)
NET ASSETS - 100%		$ 604,215,415
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.28% with JPMorgan Chase, Inc.	April 2018	$ 2,500,000	$ (191,884)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	850,000	(201,596)
Receive semi-annually a fixed rate equal to 3.3175% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2010	9,000,000	249,476
Receive semi-annually a fixed rate equal to 3.78% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	8,000,000	550,110
		$ 20,350,000	$ 406,106
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $54,742,677 or 9.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$12,330,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 2,120,138
Banc of America Securities LLC	1,055,638
Bank of America, NA	2,639,096
Deutsche Bank Securities, Inc.	1,161,202
ING Financial Markets LLC	339,645
J.P. Morgan Securities, Inc.	2,111,276
Mizuho Securities USA, Inc.	1,055,638
Morgan Stanley & Co., Inc.	527,819
Societe Generale, New York Branch	1,319,548
$ 12,330,000
$28,980,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 28,980,000
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Cash Equivalents	$ 41,310,000	$ -	$ 41,310,000	$ -
Collateralized Mortgage Obligations	22,617,069	-	22,349,028	268,041
U.S. Government Agency - Mortgage Securities	76,703,067	-	76,703,067	-
U.S. Government and Government Agency Obligations	493,459,226	-	492,865,944	593,282
Total Investments in Securities:	$ 634,089,362	$ -	$ 633,228,039	$ 861,323
Derivative Instruments:
Assets
Swap Agreements	$ 799,586	$ -	$ 799,586	$ -
Liabilities
Swap Agreements	$ (393,480)	$ -	$ (393,480)	$ -
Total Derivative Instruments:	$ 406,106	$ -	$ 406,106	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 692,160
Total Realized Gain (Loss)	43
Total Unrealized Gain (Loss)	(20,549)
Cost of Purchases	-
Proceeds of Sales	(231,242)
Amortization/Accretion	-
Transfer in/out of Level 3	420,911
Ending Balance	$ 861,323
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (20,549)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $626,654,923. Net unrealized appreciation aggregated $7,434,439, of which $8,326,525 related to appreciated investment securities and $892,086 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009